CERT ARCA

NYSE Euronext [redacted]

11000288

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

September 28, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	SPDR Series Trust	
	Issuer CIK:	0001064642
	Issuer File Number:	001-16135
	Form Type:	8-A12B
	Filing Date:	9/28/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

SPDR® S&P® Aerospace & Defense ETF
SPDR® S&P® Health Care Services ETF
SPDR® S&P® Software & Services ETF

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4623. Your assistance is greatly appreciated.

Sincerely,